Cash and Cash Equivalents - Schedule Representing Cash and Cash Equivalents (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and bank balances	£ 3,428	£ 3,247
Cash equivalents	1,869	1,412
Cash and cash equivalents	£ 5,297	£ 4,659